THE RYDEX VARIABLE TRUST

PROSPECTUS
NOVEMBER 29, 2005

STRATEGIC FUND
CORE EQUITY FUND

ABSOLUTE RETURN STRATEGIES FUND
HEDGED EQUITY FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM)LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the following investment portfolios (the "Funds"):

Core Equity Fund

Absolute Return Strategies Fund

Hedged Equity Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

5   CORE EQUITY FUND

7   ABSOLUTE RETURN STRATEGIES FUND

10  HEDGED EQUITY FUND

13  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

16  PURCHASING AND REDEEMING SHARES

17  DIVIDENDS, DISTRIBUTIONS, AND TAXES

18  MANAGEMENT OF THE FUNDS

BC  ADDITIONAL INFORMATION

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                                        4

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

CORE EQUITY FUND
FUND INFORMATION

FUND OBJECTIVE

The Core Equity Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing through a combination of quantitative value-oriented and growth-oriented strategies within economic sectors and across the small, medium and large market capitalization ranges.

The Advisor uses a quantitative model to allocate the Fund's investments among these sector and capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indexes, such as futures contracts, options and swap transactions.

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its assets in equity securities, and derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives, such as futures, options and swap agreements, to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

CORE EQUITY FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Core Equity Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                              NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES*                                                                           0.70%
   DISTRIBUTION (12b-1) FEES                                                                  NONE
   OTHER EXPENSES**                                                                           0.65%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                          1.35%

* THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. BECAUSE THE PERFORMANCE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE ADVISOR COULD RECEIVE A POSITIVE PERFORMANCE ADJUSTMENT EVEN DURING PERIODS WHERE THE FUND'S PERFORMANCE IS NEGATIVE. SEE "MANAGEMENT OF THE FUNDS" FOR ADDITIONAL INFORMATION.

**OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Core Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 YEAR                  3 YEARS
----------------------------------------------------------
                         $  142                  $   441

ABSOLUTE RETURN STRATEGIES FUND
FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge funds.

The Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, those listed below. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions listed below.

                                                                 NON-DIRECTIONAL POSITIONS
DIRECTIONAL POSITIONS                                            (MARKET NEUTRAL INVESTMENT STRATEGIES)
------------------------------------------------------------------------------------------------------------------------------------
-  Equities       - a portfolio consisting of a basket of       -  Market Neutral     - an equity portfolio consisting of value
                    stocks or index futures                        Value                stocks and short positions in non-value
                                                                                        stocks

-  Fixed Income   - a portfolio consisting of U.S. Government   -  Market Neutral     - an equity portfolio consisting of growth
                    securities or bond futures                     Growth               stocks and short positions in non-growth
                                                                                        stocks

-  Commodities    - a portfolio consisting of instruments       -  Market Neutral     - an equity portfolio consisting of stocks
                    with commodity exposure                        Momentum             that exhibit strong price momentum and
                                                                                        short positions in stocks that exhibit
                                                                                        weak price momentum

-  Currencies     - a portfolio consisting of a basket of       -  Market Neutral     - an equity portfolio consisting of
                    foreign currencies                             Capitalization       small-cap stocks and short positions in
                                                                                        large-cap stocks

-  Covered Call   - a portfolio of short call options which     -  Merger Arbitrage   - an equity portfolio consisting of
   Options          are fully covered by holdings of the           Spreads              acquired stocks and short positions in
                    underlying security                                                 acquiring stocks

-  Long Options   - a portfolio of call or put options          -  Duration Neutral   - a bond portfolio consisting of 10-year
                                                                   Term Spreads         U.S. Government securities and short
                                                                                        positions in 2-year U.S.Government
                                                                                        securities

                                                                -  Duration Neutral   - a bond portfolio consisting of corporate
                                                                   Default Spreads      bonds and short positions in U.S.
                                                                                        Government securities of a similar
                                                                                        duration

The Fund may use moderate leverage subject to internally imposed investment constraints that are more restrictive than those imposed by the federal securities laws and designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

FOREIGN CURRENCY RISK - The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

HIGH YIELD RISK - The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

ABSOLUTE RETURN STRATEGIES FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Absolute Return Strategies Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                          1.15%
   DISTRIBUTION (12b-1) FEES                                                                NONE
   OTHER EXPENSES*
     SHORT DIVIDEND EXPENSES**                                                              0.30%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.45%

* THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.
**   SHORT DIVIDEND EXPENSES ARE ESTIMATED.

IMPORTANT INFORMATION REGARDING STATED EXPENSES - Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.15%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                               1 YEAR                  3 YEARS
--------------------------------------------------------------------------------
                               $ 152                    $ 473

HEDGED EQUITY FUND
FUND INFORMATION

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by long/short hedge funds.

The Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, those listed below. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions listed below.

                                                                 NON-DIRECTIONAL POSITIONS
DIRECTIONAL POSITIONS                                            (MARKET NEUTRAL INVESTMENT STRATEGIES)
------------------------------------------------------------------------------------------------------------------------------------
-  Equities       - a portfolio consisting of a basket of       -  Market Neutral     - an equity portfolio consisting of value
                    stocks or index futures                        Value                stocks and short positions in non-value
                                                                                        stocks

-  Covered Call   - a portfolio of short call options which     -  Market Neutral     - an equity portfolio consisting of growth
   Options          are fully covered by holdings of the           Growth               stocks and short positions in non-growth
                    underlying security                                                 stocks

-  Long Options   - a portfolio of call or put options          -  Market Neutral     - an equity portfolio consisting of stocks
                                                                   Momentum             that exhibit strong price momentum and
                                                                                        short positions in stocks that exhibit
                                                                                        weak price momentum

                                                                -  Market Neutral     - an equity portfolio consisting of
                                                                   Capitalization       small-cap stocks and short positions in
                                                                                        large-cap stocks

                                                                -  Merger Arbitrage   - an equity portfolio consisting of
                                                                   Spreads              acquired stocks and short positions in
                                                                                        acquiring stocks

The Fund may use moderate leverage subject to internally imposed investment constraints that are more restrictive than those imposed by the federal securities laws and designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its assets in long or short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN CURRENCY RISK - The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

HEDGED EQUITY FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Hedged Equity Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                          1.15%
   DISTRIBUTION (12b-1) FEES                                                                NONE
   OTHER EXPENSES*
     SHORT DIVIDEND EXPENSES**                                                              1.00%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                        2.15%

* THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.
**   SHORT DIVIDEND EXPENSES ARE ESTIMATED.

IMPORTANT INFORMATION REGARDING STATED EXPENSES - Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.15%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                               1 YEAR                  3 YEARS
--------------------------------------------------------------------------------
                               $ 226                   $ 696

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

CORE EQUITY FUND. The Advisor manages the Fund by maintaining exposure to each of six "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology designed to reduce the Fund's volatility relative to the overall U.S. equity market. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is commonly referred to as market risk. To better understand this concept, the Advisor offers an expanded definition: Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. In this context, the Advisor considers exposure to both directional positions (e.g., equities and fixed income) and non-directional positions (e.g., value and corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them, in aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Absolute Return Strategies Fund and Hedged Equity Fund each employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, e.g., the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. Absolute Return Strategies and Hedged Equity Funds will predominately have a long exposure to directional positions. There may be times that the Absolute Return Strategies and Hedged Equity Funds will have a short exposure to directional positions. The Absolute Return Strategies and Hedged Equity Funds use some, or all, of the following directional positions:

   - An EQUITIES position involves investment in a basket of stocks or index futures.

   - A FIXED INCOME position involves investment in a basket of U.S. Government securities or bond futures.

   - A COMMODITIES position involves investment in commodity indices.

   - A CURRENCIES position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

   - A COVERED CALL OPTIONS position involves investment in written call options on underlying securities which a Fund already owns.

   - A LONG OPTIONS position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. Absolute Return Strategies and Hedged Equity Funds will predominately have a long exposure to non-directional positions. There may be times that the Absolute Return Strategies and Hedged Equity Funds will have short exposure to non-directional positions. The Absolute Return Strategies and Hedged Equity Funds use some, or all, of the following non-directional position:

   - A MARKET NEUTRAL VALUE position involves investment in a basket of stocks that exhibit traditional value characteristics and sells short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

   - A MARKET NEUTRAL GROWTH position involves investment in a basket of stocks that exhibit traditional growth characteristics and sells short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

   - A MARKET NEUTRAL MOMENTUM position involves investment in a basket of stocks that exhibit strong price momentum and sells short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

   - A MARKET NEUTRAL CAPITALIZATION position involves investment in a basket of small-capitalization stocks and sells short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

   - A MERGER ARBITRAGE SPREADS position involves investment in a basket of stocks that are being acquired and sells short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

   - A DURATION NEUTRAL TERM SPREADS position involves investment in long 10-year U.S. Government securities and sells short 2-year U.S. Government securities. The portfolio is duration-adjusted, such that the duration of both long and short positions are approximately equal, and has limited market exposure.

   - A DURATION NEUTRAL DEFAULT SPREADS position involves investment in a basket of corporate bonds and sells short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and it has limited market exposure.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Funds' Statements of Additional Information (the "SAIs") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (ABSOLUTE RETURN STRATEGIES FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time a Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (ABSOLUTE RETURN STRATEGIES FUND AND HEDGED EQUITY FUND)
- Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for

U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (ABSOLUTE RETURN STRATEGIES FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

   - The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

   - The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Funds. The risks associated with the Funds' use of futures and options contracts include:

               - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

               - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

               - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

               - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

               - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (ABSOLUTE RETURN STRATEGIES FUND AND HEDGED EQUITY FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (ALL FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO TURNOVER RISK (ALL FUNDS) - Each Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in a fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAIs.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Core Equity Fund, Absolute Return Strategies Fund and Hedged Equity Fund are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus and approved by the Funds' Board of Trustees. The Board of Trustees has approved a redemption fee of 1% of the total redemption amount to be imposed uniformly on all Fund shares redeemed within thirty (30) days of buying them (either by purchase or exchange) subject to the limitations discussed below. To date, the Funds have not implemented this option nor have they chosen to impose costs or administrative fees on shareholders. In the absence of a redemption fee, the Funds restrict shareholders to no more than one substantive redemption out of a

Fund (by any means, including exchanges) followed by a purchase of a Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor has determined, in its sole discretion, could adversely affect management of the Funds. This restriction does not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust has reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. For purposes of applying the Funds' policies, Rydex may consider the trading history of accounts under common ownership or control. In addition, the Funds each reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to a Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Funds' policies and procedures, frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting any liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAIs. These dates are listed in the Funds' SAIs.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAIS. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Variable Trust since its inception in 1998, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                                                                    ADVISORY FEE
----------------------------------------------------------------------------------------------------
CORE EQUITY*                                                                                0.70%

ABSOLUTE RETURN STRATEGIES                                                                  1.15%

HEDGED EQUITY                                                                               1.15%

*REPRESENTS THE BASE MANAGEMENT FEE THAT IS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT BASE FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WILL BE MADE FOR A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH BEGINNING JUNE 30, 2004. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund and Hedged Equity Fund, respectively, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has co-managed the Funds since their inception.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Funds since their inception.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAIs.

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                                       BC

Additional information about the Funds (except the Core Equity Fund) is included in the SAI dated September 1, 2005, which contains more detailed information about the Funds. Additional information about the Core Equity Fund is included in the SAI dated May 1, 2005, which contains more detailed information about the Core Equity Fund. Each SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains each SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of either SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAIs and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAIS IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

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A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND
SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]


9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexinvestments.com                                       RHFVA-1-0905X0906